COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Aug. 31, 2015	Nov. 30, 2014
Commitments and Contingencies
Schedule of future minimum rental payments under non-cancelable retail operating leases with lease terms in excess of one year

As of August 31, 2015, the future minimum rental payments under non-cancelable operating leases with lease terms in excess of one year were as follows (in thousands):

2015 Remainder of the year	$1,149
2016	4,437
2017	4,312
2018	4,073
2019	2,889
Thereafter	6,662

$23,522

        As of November 30, 2014, the future minimum rental payments under non-cancelable retail operating leases with lease terms in excess of one year for continuing operations were as follows (in thousands):

2015	$4,659
2016	4,415
2017	4,291
2018	4,052
2019	2,867
Thereafter	6,637

$26,921